Consolidated Statements of Equity (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Oct. 02, 2011	Oct. 03, 2010
Statement of Stockholders' Equity [Abstract]
Tax benefit from exercise of stock options	$ 167.3	$ 96.1	$ 27.7
Tax benefit from sale of common stock	$ 0.2	$ 0.1	$ 0.1